UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, April 17, 2008
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $100,745
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
2824100
242.99
4406
4406
0
0

4406
0
0
AIR PRODUCTS & CHEMICALS INC
Common Stocks
9158106
225.4
2450
2450
0
0

2450
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
1200.66
54084
54084
0
0

54084
0
0
AMERICAN ELECTRIC POWER
Common Stocks
25537101
597.973
14364
14364
0
0

14364
0
0
AMERICAN INTERNATIONAL GROUP
Common Stocks
26874107
270.226
6248
6248
0
0

6248
0
0
APACHE CORP
Common Stocks
37411105
259.038
2144
2144
0
0

2144
0
0
APARTMENT INVT & MGMT CO - A
Common Stocks
03748R101
2616.89
73077
73077
0
0

73077
0
0
APPLIED MATERIALS INC
Common Stocks
38222105
1694.15
86835
86835
0
0

86835
0
0
AT&T INC NEW
Common Stocks
00206R102
2643.43
69019
69019
0
0

69019
0
0
BANK OF AMERICA CORP
Common Stocks
60505104
547.913
14453
14453
0
0

14453
0
0
BARD (CR) INC
Common Stocks
67383109
212.08
2200
2200
0
0

2200
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
2473.51
553
553
0
0

553
0
0
BP PLC - ADR
Common Stocks
55622104
241.75
3986
3986
0
0

3986
0
0
CBS CORP NEW CL B
Common Stocks
124857202
1087.11
49235
49235
0
0

49235
0
0
CHEVRON CORP
Common Stocks
166764100
1486.29
17412
17412
0
0

17412
0
0
CINCINNATI FINANCIAL CORP
Common Stocks
172062101
1955.94
51418
51418
0
0

51418
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1579.82
65580
65580
0
0

65580
0
0
CITIGROUP INC
Common Stocks
172967101
939.974
43883
43883
0
0

43883
0
0
COCA-COLA CO
Common Stocks
191216100
3565.53
58576
58576
0
0

58576
0
0
COLGATE-PALMOLIVE CO
Common Stocks
194162103
248.065
3184
3184
0
0

3184
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1900.6
24939
24939
0
0

24939
0
0
DANAHER CORP
Common Stocks
235851102
1581.42
20800
20800
0
0

20800
0
0
ELI LILLY & CO
Common Stocks
532457108
1612.7
31260
31260
0
0

31260
0
0
ERHC ENERGY INC
Common Stocks
26884J104
108
200000
200000
0
0

200000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1623.69
19979
19979
0
0

19979
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5160.14
61009
61009
0
0

61009
0
0
FANNIE MAE
Common Stocks
313586109
525.347
19960
19960
0
0

19960
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
889.727
42530
42530
0
0

42530
0
0
GENENTECH INC.
Common Stocks
368710406
252.875
3115
3115
0
0

3115
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
4310.17
116459
116459
0
0

116459
0
0
GENERAL MILLS INC
Common Stocks
370334104
360.178
6015
6015
0
0

6015
0
0
HALLIBURTON CO
Common Stocks
406216101
2109.23
53629
53629
0
0

53629
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3090.54
67686
67686
0
0

67686
0
0
HONEYWELL INTL INC
Common Stocks
438516106
239.728
4249
4249
0
0

4249
0
0
HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
329.282
4001
4001
0
0

4001
0
0
HYFLUX LTD
Common Stocks
Y3817K105
32.97
15000
15000
0
0

15000
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2065.69
42830
42830
0
0

42830
0
0
INTEL CORP
Common Stocks
458140100
1455.37
68714
68714
0
0

68714
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3284.17
50627
50627
0
0

50627
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
253.5
7500
7500
0
0

7500
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2074.64
32140
32140
0
0

32140
0
0
KRAFT FOODS
Common Stocks
50075N104
439.411
14170
14170
0
0

14170
0
0
MEDTRONIC INC
Common Stocks
585055106
2125.18
43936
43936
0
0

43936
0
0
MERCK & CO INC
Common Stocks
589331107
2058.18
54234
54234
0
0

54234
0
0
MICROSOFT CORP
Common Stocks
594918104
2038.39
71825
71825
0
0

71825
0
0
OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
216.949
2965
2965
0
0

2965
0
0
ORACLE CORP
Common Stocks
68389X105
203.424
10400
10400
0
0

10400
0
0
PEPSICO INC
Common Stocks
713448108
4108.32
56902
56902
0
0

56902
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
2736.58
54104
54104
0
0

54104
0
0
PRAXAIR INC
Common Stocks
74005P104
2609.11
30976
30976
0
0

30976
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
5077.91
72469
72469
0
0

72469
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1464.03
15517
15517
0
0

15517
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1899.02
27530
27530
0
0

27530
0
0
SPECTRA ENERGY
Common Stocks
847560109
1814.79
79771
79771
0
0

79771
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
2873
57460
57460
0
0

57460
0
0
TARGET CORP
Common Stocks
87612E106
1692.97
33405
33405
0
0

33405
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1661.15
58760
58760
0
0

58760
0
0
TEXTRON INC
Common Stocks
883203101
207.049
3736
3736
0
0

3736
0
0
UBS AG - NEW
Common Stocks
H89231338
977.328
33935
33935
0
0

33935
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2048.94
28060
28060
0
0

28060
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3195.52
46433
46433
0
0

46433
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
881.324
24179
24179
0
0

24179
0
0
VIACOM INC NEW CL B
Common Stocks
92553P201
911.22
22999
22999
0
0

22999
0
0
WALGREEN CO
Common Stocks
931422109
1927.05
50592
50592
0
0

50592
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
229.27
7650
7650
0
0

7650
0
0